SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Products and Services [Line Items]
Gross revenues	$ 255,871	$ 276,516	$ 292,965
Digital frames in airports [Member]
Products and Services [Line Items]
Gross revenues	138,527	152,346	137,342
Digital TV screens in airports [Member]
Products and Services [Line Items]
Gross revenues	13,286	14,110	13,731
Digital TV screens on airplanes [Member]
Products and Services [Line Items]
Gross revenues	16,212	16,160	26,612
Traditional media in airports [Member]
Products and Services [Line Items]
Gross revenues	56,723	64,845	83,478
Other revenues in air travel [Member]
Products and Services [Line Items]
Gross revenues	6,395	9,183	7,346
Gas Station Media Network [Member]
Products and Services [Line Items]
Gross revenues	11,164	12,726	14,217
Other Media [Member]
Products and Services [Line Items]
Gross revenues	$ 13,564	$ 7,146	$ 10,239